Borrowings (Current) (Details) - Schedule of Borrowings Consist - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Secured Borrowings
Vehicle loan from financial institution	$ 10,044	$ 10,946
Term Loans from a Bank	227,983
Unsecured Borrowings
0% Senior Convertible Notes	3,333,333	3,333,333
Preferred convertible Security
Loan from directors	1,457,840	532,960
Loan from a related party	32,323	1,304
Loan from others		10,587
Total borrowings	$ 1,728,190	$ 3,889,131